Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Dates
Each year in October, the T&C Committee selects grant dates for the coming year for equity awards to NEOs and other employees. In October 2024, the T&C Committee selected March 4, May 12, August 12, and November 12, 2025 as the
2025 grant dates. The T&C Committee (or the Board) has the ability to adjust dates in advance or select additional grant dates in its sole discretion. All grants are approved in advance by the T&C Committee or the Board or, on an exception basis, the Chair of the T&C Committee. Because the grant dates are pre‑established, the timing of the release of material non‑public information does not affect the grant dates or the terms of equity awards and the Company does not time the release of material non‑public information to affect the value of executive compensation.

Award Timing Method	Each year in October, the T&C Committee selects grant dates for the coming year for equity awards to NEOs and other employees. In October 2024, the T&C Committee selected March 4, May 12, August 12, and November 12, 2025 as the
2025 grant dates. The T&C Committee (or the Board) has the ability to adjust dates in advance or select additional grant dates in its sole discretion. All grants are approved in advance by the T&C Committee or the Board or, on an exception basis, the Chair of the T&C Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because the grant dates are pre‑established, the timing of the release of material non‑public information does not affect the grant dates or the terms of equity awards and the Company does not time the release of material non‑public information to affect the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false